MEMORIAL VALUE EQUITY FUND
                          PROSPECTUS DATED MAY 1, 2002
                 AS SUPPLEMENTED OCTOBER 1 AND NOVEMBER 29, 2002

At a Special Meeting of shareholders of Memorial Funds (the "Trust") held on November 29, 2002, shareholders approved several changes concerning the Funds. All changes are effective November 29, 2002.

Shareholders of each Fund approved a new Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Parkway Advisors, L.P. ("Parkway Advisors" or the "Adviser") and a new Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser. Parkway Advisors will now serve as the adviser for all of the Funds for an initial term of two years.

Shareholders of the Value Equity Fund approved a new investment sub-advisory agreement for the Value Equity Fund between the Trust and PPM America, Inc. PPM America, Inc. has served as the Value Equity Fund's sub-adviser since January 1, 2001. By shareholders approving the new investment sub-advisory agreement for the Fund, allows PPM America, Inc. to continue to serve as the Value Equity Fund's investment sub-adviser. The new investment sub-advisory agreement will have the same terms as the prior investment sub-advisory agreement and will continue in effect for an initial term of two years.

Shareholders approved a policy permitting the Board, upon recommendation of the Adviser, to hire and terminate sub-advisers of a Fund and modify sub-advisory agreements without seeking shareholder approval which will allow the Adviser to manage the Funds more efficiently and change sub-advisers more easily, without the expense and delay associated with seeking shareholder approval for such matters.

Shareholders approved a new slate of Trustees to serve on the Board of Trustees. The individuals will serve on the Trust's Board until such time as their successors shall be duly elected and qualified.

The Board of Trustees elected new officers for the Fund effective October 1, 2002: Carl C. Peterson as President and Paul B. Ordonio as Vice President and Secretary.

Set forth below are the changes to the prospectus dated May 1, 2002.

PAGE 6
------

ADVISER

The paragraph identifying the Fund's Adviser is amended to reflect Parkway Advisors, L.P. as the Adviser. The Advisory Agreement was approved on November 29, 2002. It provides for an annual fee of 0.50% of the average daily net assets of the Fund. It also provides that the Adviser has agreed to cap expenses at 1.20% for one year and thereafter if continued by the Adviser.

Parkway Advisors, L.P. has been registered with the SEC as an investment adviser since May 16, 2001. Its offices are located at 6550 Directors Parkway, Abilene, Texas 79608. It manages client portfolios with assets in excess of $322 million. Carl C. Peterson is its Chief Executive Officer and Principal. Theron R. Holladay is its Chief Investment Officer. They are responsible for management of the portfolios - including, oversight of the sub-adviser.

Memorial Value Equity Fund
Prospectus Dated May 1, 2002
As Supplemented October 1 and November 29, 2002
Continued,

Parkway Advisors Group, Inc. ("PAGI"), as general partner, and Parkway Advisors Holdings, Inc. ("PAHI"), an affiliated company, as limited partner, owns Parkway Advisors, L.P., a Delaware limited partnership. PAGI and PAHI are both wholly-owned subsidiaries of Directors Investment Group, Inc. ("DIG"). DIG also owns and/or controls numerous other companies in the insurance, funeral, cemetery and related industries - including, among others, Funeral Directors Life Insurance Company, Texas Directors Life Insurance Company and Kentucky Funeral Directors Life Insurance Company. Its operations are divided among companies for real estate, aviation, capital ventures, travel and the like. Parkway Advisors - DIG offices are at 6550 Directors Parkway, Abilene, Texas 79608-5854.

All references to Memorial Investment Advisors, Inc. and its officers are removed from this portion of the prospectus. In addition, all references to an interim Adviser in the October 1, 2002, supplement are no longer applicable.

PAGE 7
------

SEC EXEMPTIVE ORDER

The paragraph referring to the exemptive order obtained by the Trust and prior investment adviser in February 2002 is hereby amended to disclose that shareholders have authorized management to cause the Trust, along with Parkway Advisors, the current Adviser, to seek an exemptive order substantially the same as the 2002 order. An application is being prepared for filing with the Securities and Exchange Commission to obtain the exemptive order.

SHAREHOLDER SERVICES PLAN

The paragraph identifying shareholder service agents is amended to reflect Parkway Advisors Group, Inc. and all references to Memorial Group, Inc. and/or its officers are omitted.

PAGE 8
------

HOW TO CONTACT THE FUND

The following information has been amended:

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:

Investors Bank & Trust Company
ABA 011-001-438
F/C Client Funds # 569530395
A/C# 020300004669
ATTN:  John McCarthy
Memorial Funds - Value Equity Fund
(Your Account Number)
(Your Name)

                           MEMORIAL GROWTH EQUITY FUND
                          PROSPECTUS DATED MAY 1, 2002
                 AS SUPPLEMENTED OCTOBER 1 AND NOVEMBER 29, 2002


At a Special Meeting of shareholders of Memorial Funds (the "Trust") held on November 29, 2002, shareholders approved several changes concerning the Funds. All changes are effective November 29, 2002.

Shareholders of each Fund approved a new Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Parkway Advisors, L.P. ("Parkway Advisors" or the "Adviser") and a new Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser. Parkway Advisors will now serve as the adviser for all of the Funds for an initial term of two years.

Shareholders of the Growth Equity Fund approved a new investment sub-advisory agreement for the Growth Equity Fund between the Trust and Davis Hamilton Jackson & Associates, L.P. Davis Hamilton Jackson & Associates, L.P. has served as the Growth Equity Fund's sub-adviser since January 1, 2001. By shareholders approving the new investment sub-advisory agreement for the Fund, Davis Hamilton Jackson & Associates, L.P. will continue to serve as the Growth Equity Fund's investment sub-adviser. The new investment sub-advisory agreement will have the same terms as the prior investment sub-advisory agreement and will continue for an initial term of two years.

Shareholders approved a policy permitting the Board, upon recommendation of the Adviser, to hire and terminate sub-advisers of a Fund and modify sub-advisory agreements without seeking shareholder approval which will allow the Adviser to manage the Funds more efficiently and change sub-advisers more easily, without the expense and delay associated with seeking shareholder approval for such matters.

Shareholders approved a new slate of Trustees to serve on the Board of Trustees. The individuals will serve on the Trust's Board until such time as their successors shall be duly elected and qualified.

The Board of Trustees elected new officers for the Fund effective October 1, 2002: Carl C. Peterson as President and Paul B. Ordonio as Vice President and Secretary.

Set forth below are the changes to the prospectus dated May 1, 2002.

PAGE 5
------

ADVISER

The paragraph identifying the Fund's Adviser is amended to reflect Parkway Advisors, L.P. as the Adviser. The Advisory Agreement was approved on November 29, 2002. It provides for an annual fee of 0.50% of the average daily net assets of the Fund. It also provides that the Adviser has agreed to cap expenses at 1.20% for one year and thereafter if continued by the Adviser.

Parkway Advisors, L.P. has been registered with the SEC as an investment adviser since May 16, 2001. Its offices are located at 6550 Directors Parkway, Abilene, Texas 79608. It manages client portfolios with assets in excess of $322 million. Carl C. Peterson is its Chief Executive Officer and Principal. Theron R. Holladay is its Chief Investment Officer. They are responsible for management of the portfolios - including, oversight of the sub-adviser.

Memorial Growth Equity Fund
Prospectus Dated May 1, 2002
As Supplemented October 1 and November 29, 2002
Continued,

Parkway Advisors Group, Inc. ("PAGI"), as general partner, and Parkway Advisors Holdings, Inc. ("PAHI"), an affiliated company, as limited partner, owns Parkway Advisors, L.P., a Delaware limited partnership. PAGI and PAHI are both wholly-owned subsidiaries of Directors Investment Group, Inc. ("DIG"). DIG also owns and/or controls numerous other companies in the insurance, funeral, cemetery and related industries - including, among others, Funeral Directors Life Insurance Company, Texas Directors Life Insurance Company and Kentucky Funeral Directors Life Insurance Company. Its operations are divided among companies for real estate, aviation, capital ventures, travel and the like. Parkway Advisors - DIG offices are at 6550 Directors Parkway, Abilene, Texas 79608-5854.

All references to Memorial Investment Advisors, Inc. and its officers are removed from this portion of the prospectus. In addition, all references to an interim Adviser in the October 1, 2002, supplement are no longer applicable.

PAGE 6
------

SEC EXEMPTIVE ORDER

The paragraph referring to the exemptive order obtained by the Trust and prior investment adviser in February 2002 is hereby amended to disclose that shareholders have authorized management to cause the Trust, along with Parkway Advisors, the current Adviser, to seek an exemptive order substantially the same as the 2002 order. An application is being prepared for filing with the Securities and Exchange Commission to obtain the exemptive order.

SHAREHOLDER SERVICES PLAN

The paragraph identifying shareholder service agents is amended to reflect Parkway Advisors Group, Inc. and all references to Memorial Group, Inc. and/or its officers are omitted.

PAGE 7
------

HOW TO CONTACT THE FUND

The following information has been amended:

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:

Investors Bank & Trust Company
ABA 011-001-438
F/C Client Funds # 569530395
A/C# 020300004669
ATTN:  John McCarthy
Memorial Funds - Growth Equity Fund
(Your Account Number)
(Your Name)

                          MEMORIAL GOVERNMENT BOND FUND
                          PROSPECTUS DATED MAY 1, 2002
                 AS SUPPLEMENTED OCTOBER 1 AND NOVEMBER 29, 2002


At a Special Meeting of shareholders of Memorial Funds (the "Trust") held on November 29, 2002, shareholders approved several changes concerning the Funds. All changes are effective November 29, 2002.

Shareholders of each Fund approved a new Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Parkway Advisors, L.P. ("Parkway Advisors" or the "Adviser") and a new Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser. Parkway Advisors will now serve as the adviser for all of the Funds for an initial term of two years.

Shareholders approved an investment sub-advisory agreement for the Government Bond Fund between the Trust and Eagle Asset Management, Inc. and in doing so, allowed Eagle Asset Management to continue to serve as the Government Bond Fund's investment sub-adviser. The new investment sub-advisory agreement will have the same terms as the prior investment sub-advisory agreement and will continue for an initial term of two years.

Shareholders approved a policy permitting the Board, upon recommendation of the Adviser, to hire and terminate sub-advisers of a Fund and modify sub-advisory agreements without seeking shareholder approval which will allow the Adviser to manage the Funds more efficiently and change sub-advisers more easily, without the expense and delay associated with seeking shareholder approval for such matters.

Shareholders approved a new slate of Trustees to serve on the Board of Trustees. The individuals will serve on the Trust's Board until such time as their successors shall be duly elected and qualified.

The Board of Trustees elected new officers for the Fund effective October 1, 2002: Carl C. Peterson as President and Paul B. Ordonio as Vice President and Secretary.

Set forth below are the changes to the prospectus dated May 1, 2002.

PAGE 5
------

ADVISER

The paragraph identifying the Fund's Adviser is amended to reflect Parkway Advisors, L.P. as the Adviser. The Advisory Agreement was approved on November 29, 2002. It provides for an annual fee of 0.35% of the average daily net assets of the Fund. It also provides that the Adviser has agreed to cap expenses at 0.95% for one year and thereafter if continued by the Adviser.

Parkway Advisors, L.P. has been registered with the SEC as an investment adviser since May 16, 2001. Its offices are located at 6550 Directors Parkway, Abilene, Texas 79608. It manages client portfolios with assets in excess of $322 million. Carl C. Peterson is its Chief Executive Officer and Principal. Theron R. Holladay is its Chief Investment Officer. They are responsible for management of the portfolios - including, oversight of the sub-adviser.

Memorial Government Bond Fund
Prospectus Dated May 1, 2002
As Supplemented October 1 and November 29, 2002
Continued,

Parkway Advisors Group, Inc. ("PAGI"), as general partner, and Parkway Advisors Holdings, Inc. ("PAHI"), an affiliated company, as limited partner, owns Parkway Advisors, L.P., a Delaware limited partnership. PAGI and PAHI are both wholly-owned subsidiaries of Directors Investment Group, Inc. ("DIG"). DIG also owns and/or controls numerous other companies in the insurance, funeral, cemetery and related industries - including, among others, Funeral Directors Life Insurance Company, Texas Directors Life Insurance Company and Kentucky Funeral Directors Life Insurance Company. Its operations are divided among companies for real estate, aviation, capital ventures, travel and the like. Parkway Advisors - DIG offices are at 6550 Directors Parkway, Abilene, Texas 79608-5854.

All references to Memorial Investment Advisors, Inc. and its officers are removed from this portion of the prospectus. In addition, all references to an interim Adviser in the October 1, 2002, supplement are no longer applicable.

PAGE 6
------

SEC EXEMPTIVE ORDER

The paragraph referring to the exemptive order obtained by the Trust and prior investment adviser in February 2002 is hereby amended to disclose that shareholders have authorized management to cause the Trust, along with Parkway Advisors, the current Adviser, to seek an exemptive order substantially the same as the 2002 order. An application is being prepared for filing with the Securities and Exchange Commission to obtain the exemptive order.

SHAREHOLDER SERVICES PLAN

The paragraph identifying shareholder service agents is amended to reflect Parkway Advisors Group, Inc. and all references to Memorial Group, Inc. and/or its officers are omitted.

PAGE 7
------

HOW TO CONTACT THE FUND

The following information has been amended:

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:

Investors Bank & Trust Company
ABA 011-001-438
F/C Client Funds # 569530395
A/C# 020300004669
ATTN:  John McCarthy
Memorial Funds - Government Bond Fund
(Your Account Number)
(Your Name)

                                 MEMORIAL FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
        DATED MAY 1, 2002 AS SUPPLEMENTED OCTOBER 1 AND NOVEMBER 29, 2002

At a Special Meeting of shareholders of Memorial Funds (the "Trust") held on November 29, 2002, shareholders approved several changes concerning the Funds. All changes are effective November 29, 2002.

Shareholders of each Fund approved a new Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Parkway Advisors, L.P. ("Parkway Advisors" or the "Adviser") and a new Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser. Parkway Advisors will now serve as the adviser for all of the Funds for an initial term of two years.

The Board of Trustees elected new officers for the Fund effective October 1, 2002: Carl C. Peterson as President and Paul B. Ordonio as Vice President and Secretary.

Set forth below are the changes to the Memorial Fund Statement of Additional Information dated May 1, 2002:

COVER PAGE
----------

INVESTMENT ADVISER

Memorial Investment Advisors, Inc. has been replaced by Parkway Advisors, L.P. The address of the adviser has been changed to reflect the following: Parkway Advisors, L.P., 6550 Directors Parkway, Abilene, Texas 79606 at 1-800-692-5123.

PAGE 1
------

GLOSSARY

"Adviser" has been redefined to mean Parkway Advisors, L.P.

PAGE 20
-------

TRUSTEES AND OFFICERS

The list of trustees and officers is amended to delete the data concerning their predecessors and replaced with:

...................................................................................................................................
                                                       INTERESTED TRUSTEES
...................................................................................................................................
                                                                                                        NUMBER OF       OTHER
                                                                                                           TRUST       DIRECTOR-
                                                                                                        PORTFOLIOS       SHIPS
  NAME, ADDRESS   POSITION    LENGTH                                                                    OVERSEEN BY     HELD BY
   & DATE OF     HELD WITH   OF TIME                                                                    TRUSTEE OR    TRUSTEE OR
     BIRTH         TRUST      SERVED            PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS           NOMINEE       NOMINEE
...................................................................................................................................
 CARL CLAYTON     Trustee    11-29-02   Parkway  Advisors,  L.P.  CEO from 04/01 to present;  Parkway        3           None
   PETERSON                     to      Advisors  Group,  Inc. and Parkway  Advisors  Holdings,  Inc.
6550 Directors               Present    President  from  04/01  to  present;   Citizens  Bank,  N.A.,
   Parkway,                             Advisory  Board  Member  from 06/99 to 04/01;  Directors  Air
Abilene, Texas                          Corporation,   Vice   President/CFO   from  12/96  to  04/01;
     79606                              Directors  Capital  Ventures,   Inc.,   Directors   Financial
   (3-17-60)                            Management,  L.P.,  Directors Real Estate  Management,  L.P.,
                                        Directors  Real  Estate   Management,   L.P.,  and  Directors
                                        Travel,   L.P.  Vice   President/CFO  from  12/95  to  04/01;
                                        Directors  Holding   Corporation  and  Directors   Investment
                                        Group, Inc. Vice President/CFO  from 11/91 to 04/01;  Funeral
                                        Agency,  Inc.   Accountant  from  09/89  to  04/01;   Funeral
                                        Directors  Life Insurance Co. Vice  President/CFO  from 08/88 to  04/01;  Abilene  Fireman's  Relief  and  Retirement  Fund
                                        Trustee from 05/97 to 06/00;  Affiliated  Funeral  Supply Co.
                                        Accountant from 02/89 to 11/96.
...................................................................................................................................

Memorial Funds Statement of Additional Information
Dated May 1, 2002
As Supplemented October 1 and November 29, 2002
Page 2 of 4

........................................................................................................................
                                                DISINTERESTED TRUSTEES
........................................................................................................................
                                                                                       NUMBER OF TRUST      OTHER
                                                                     PRINCIPAL            PORTFOLIOS     DIRECTORSHIPS
                                 POSITION(S)                        OCCUPATION(S)         OVERSEEN BY       HELD BY
        NAME, ADDRESS &           HELD WITH     LENGTH OF TIME    DURING THE PAST 5       TRUSTEE OR       TRUSTEE OR
         DATE OF BIRTH              TRUST           SERVED              YEARS               NOMINEE         NOMINEE
........................................................................................................................
      LARRY JOE ANDERSON           Trustee       11-29-02 to       Certified Public            3              None
 4208 College Avenue, Snyder,                      Present           Accountant,
          Texas 79549                                              Anderson & West,
           (1-27-48)                                              P.C. January 1985
                                                                     to present.
........................................................................................................................
      BRIAN JOSEPH GREEN           Trustee       11-29-02 to        Restaurateur,              3              None
         158 Cypress,                              Present          Cypress Street
     Abilene, Texas 79601                                         Station, February
           (7-21-58) 1993 to present.
........................................................................................................................
    CHARLES MICHAEL KINARD         Trustee       11-29-02 to       Retired; Senior             3              None
      1725 Richland Dr.,                           Present        Vice-President and
     Abilene, Texas 79601                                        Trust Officer, First
           (8-13-43)                                               National Bank of
                                                                      Abilene to
                                                                     December 1998.
........................................................................................................................

The dollar range of each Fund's securities owned by each Trustee is set forth below.

........................................................................................................................
                                                                                                 DOLLAR RANGE OF
NOMINEE TRUSTEE               DOLLAR RANGE OF SECURITIES IN    DOLLAR RANGE OF SECURITIES      SECURITIES IN VALUE
                                   GOVERNMENT BOND FUND           IN GROWTH EQUITY FUND            EQUITY FUND
........................................................................................................................
Carl Clayton Peterson                      None                           None                         None
........................................................................................................................
Larry Joe Anderson                         None                           None                         None
........................................................................................................................
Brian Joseph Green                         None                           None                         None
........................................................................................................................
Charles Michael Kinard                     None                           None                         None
........................................................................................................................

As of October 24, 2002, the nominees, Trustees, and officers of the Trust owned, in the aggregate, less than 1% of each Fund's outstanding shares.

Memorial Funds Statement of Additional Information
Dated May 1, 2002
As Supplemented October 1 and November 29, 2002
Page 3 of 4

.............................................................................................................................
                                                         OFFICERS
.............................................................................................................................
        NAME, ADDRESS &           POSITION(S)
         DATE OF BIRTH           HELD OF FUNDS   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
.............................................................................................................................
     CARL CLAYTON PETERSON         President     Parkway Advisors, L.P. CEO from 04/01 to present;  Parkway Advisors Group,
    6550 Directors Parkway,                      Inc. and Parkway Advisors Holdings,  Inc. President from 04/01 to present;
     Abilene, Texas 79606                        Citizens Bank, N.A., Advisory Board Member from 06/99 to 04/01;  Directors
           (3-17-60)                             Air  Corporation,  Vice  President/CFO  from  12/96  to  04/01;  Directors
                                                 Capital Ventures,  Inc., Directors Financial  Management,  L.P., Directors
                                                 Real Estate Management,  L.P., Directors Real Estate Management, L.P., and
                                                 Directors Travel,  L.P. Vice President/CFO from 12/95 to 04/01;  Directors
                                                 Holding   Corporation   and   Directors   Investment   Group,   Inc.  Vice
                                                 President/CFO from 11/91 to 04/01;  Funeral Agency,  Inc.  Accountant from
                                                 09/89 to 04/01;  Funeral  Directors Life Insurance Co. Vice  President/CFO
                                                 from 08/88 to 04/01;  Abilene Fireman's Relief and Retirement Fund Trustee
                                                 from 05/97 to 06/00;  Affiliated  Funeral Supply Co. Accountant from 02/89 to 11/96.
.............................................................................................................................
        PAUL B. ORDONIO               Vice       Parkway  Advisors,  L.P.,  Vice President & Counsel from 08/02 to present;
    6550 Directors Parkway,      President and   Parkway  Advisors  Group,  Inc.,  Vice President and Counsel from 08/02 to
     Abilene, Texas 79606          Secretary     present; Aftermath Consulting,  Inc., Director from 05/02 to present; P.O.
          (11-19-67)                             Properties,  Inc., Vice President from 06/99 to present; WordWise Document
                                                 Services,  LLC,  President  from  08/97  to  present;  Ordonio  &  Assoc.,
                                                 President  from  11/97  to  present;   MGL  Consulting   Corporation  Vice
                                                 President, Counsel and Senior Associate from 01/99 to 08/02; Wetzel, Henri
                                                 & Drucker, LLP, Associate Attorney from 06/95 to 11/97.
.............................................................................................................................
       TERENCE P. SMITH          Vice President  Managing  Director of InCap  Group,  Inc.,  (successor  to the business of
        555 North Lane,                          Declaration  Service  Co.  effective  October  2001) a group of  companies
   Suite 6160, Conshohocken,                     which  provide   transfer  agency,   fund  accounting,   distribution  and
      Pennsylvania 19428                         administrative services to investment companies.
           (9-26-46)
.............................................................................................................................
        PAUL F. MICKLE             Treasurer     Director of Fund  Accounting  for the last two years at InCap Group,  Inc.
        555 North Lane,                          (successor to the business of Declaration  Service Co.  effective  October
   Suite 6160, Conshohocken,                     2001),   Supervisor   since  1998.   Prior  thereto   Supervisor  of  Fund
      Pennsylvania 19428                         Accounting at PFPC Worldwide, Inc., Wilmington, Delaware.
           (2-2-66)
.............................................................................................................................

The Board has had an Audit Committee that consists of disinterested Trustees of the Trust. The Audit Committee is responsible for meeting with the Trust's independent certified public accountants to: (a) review the arrangements and scope of any audit; (b) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the accountants, or other results of any audit; (c) consider the accountants' comments with respect to the Trust's financial policies, procedures, and internal accounting controls; and (d) review any form of opinion the accountants propose to render to the Trust. The Audit Committee typically meets twice a year.

PAGE 22-23
----------

PART C.  INVESTMENT ADVISER

The paragraphs identifying the investment adviser are amended to reflect Parkway Advisors, L.P. as the Adviser. All references to Memorial Investment Advisors, Inc., its officers and shareholders, are amended.

Memorial Funds Statement of Additional Information
Dated May 1, 2002
As Supplemented October 1 and November 29, 2002
Page 4 of 4

Parkway Advisors, L.P. has been registered with the SEC as an investment adviser since May 16, 2001. Its offices are located at 6550 Directors Parkway, Abilene, Texas 79608. It manages client portfolios with assets in excess of $322 million. Carl C. Peterson is its Chief Executive Officer and Principal. Theron R. Holladay is its Chief Investment Officer. They are responsible for management of the portfolios. In addition, Paul B. Ordonio is Counsel and Chief Compliance Officer for the Adviser to facilitate compliance with applicable securities laws.

Parkway Advisors Group, Inc. ("PAGI"), as general partner, and Parkway Advisors Holdings, Inc. ("PAHI"), an affiliated company, as limited partner, owns Parkway Advisors, L.P., a Delaware limited partnership. PAGI and PAHI are both wholly-owned subsidiaries of Directors Investment Group, Inc. ("DIG"). DIG also owns and/or controls numerous other companies in the insurance, funeral, cemetery and related industries - including, among others, Funeral Directors Life Insurance Company, Texas Directors Life Insurance Company and Kentucky Funeral Directors Life Insurance Company. Its operations are divided among companies for real estate, aviation, capital ventures, travel and the like. Parkway Advisors - DIG offices are at 6550 Directors Parkway, Abilene, Texas 79608-5854. Carl C. Peterson and Paul B. Ordonio are both affiliated with the Adviser and the Funds.

Each Fund pays Parkway Advisors Group, Inc. d/b/a Parkway Solutions, a shareholder service fee of 0.25% of the Fund's average daily net assets for the provision of administrative and shareholder relations services. Parkway Solutions may pay all or a portion of the shareholder servicing fee to other entities, which may be affiliated persons of Parkway Solutions or the Fund, for providing services to specified shareholders.

FEES

The amount of fees to permit the Funds to employ an investment strategy under which the Adviser will serve as a "manager of managers" for the Funds has been changed to be as follows:

..........................................................................................
FEE AS A % OF THE ANNUAL FUNDS OF THE TRUST          AVERAGE DAILY NET ASSETS OF THE FUND
..........................................................................................
            Government Bond Fund                                     0.35
..........................................................................................
             Value Equity Fund                                       0.50
..........................................................................................
             Growth Equity Fund                                      0.50
..........................................................................................

Parkway Advisors is contractually committed to continue the previous investment adviser's commitment to cap fund expenses at 0.95%, 1.20%, and 1.20%, respectively, for a period of one year, and thereafter from year-to-year upon notice to the Trust.

PAGE 25
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SEC EXEMPTIVE ORDER

The paragraph referring to the exemptive order obtained by the Trust and prior investment adviser in February 2002 is hereby amended to disclose that shareholders have authorized management to cause the Trust, along with Parkway Advisors, the current Adviser, to seek an exemptive order substantially the same as the 2002 order. An application is being prepared for filing with the Securities and Exchange Commission to obtain the exemptive order.

PAGE 28
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LEGAL COUNSEL

The paragraph referring to the Funds legal counsel is amended to disclose that Seward & Kissel, LLP has been replaced by Charles W. Lutter, Jr., 103 Canyon Oaks, San Antonio, Texas 78232.